Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure Of Fair Value Of Financial Instruments [Abstract]
Financial Instruments
Note 23—Financial instruments
Fair value estimation and hierarchy
The Group uses the following hierarchy levels for determining the fair value of financial instruments by valuation technique:

•	Level 1—Quoted prices in active markets for identical assets or liabilities;

•	Level 2—Other techniques for which all inputs which have a significant effect on the recorded fair value are observable either directly or indirectly;

•	Level 3—Techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.
The fair value of investments that are actively traded in organised financial markets is determined by reference to quoted market bid prices at the close of business on the reporting date. For investments where there is no active market, fair value is determined using valuation techniques. Such techniques include using recent arm’s-length
market transactions; reference to the current market value of another instrument, which is substantially the same; discounted cash flow analysis and option pricing models.
The fair value of forward exchange contracts is calculated by reference to current forward exchange rates for contracts with similar maturity profiles.
The fair value of the contingent value rights was determined using a probability-weighted model.
The Group values cash and cash equivalents at fair value using observable inputs being credit ratings of financial institutions where it has cash and cash equivalents. For level 2 non-listed
borrowings the Group uses market interest rates and discounted cash flows method.
Cross-currency swap
On 24 June 2025, as part of its risk management strategy, the Group has entered into a cross-currency swaps (“CCS”) to synthetically convert the EUR 1 billion Eurobond proceeds into USD, aligning with the intended use of funds for the acquisition of Intelsat and subsequent intercompany loans. The fair value of the CCS as at 31 December 2025 was EUR 9 million and is presented under “Derivatives” in the consolidated statement of financial position and the consolidated statement of comprehensive income.

Fair values
The fair value of borrowings has been calculated with the quoted market prices except for the European Investment Bank Floating Rate Loan Facility, Term Loan Agreement floating rate Loan Facility, LuxGovSat Fixed Term Loan Facility, SES Astra 1P Fixed Term Loan Facility, and SES Satellites Ventures Floating Term Loan Facility, for which the discounted expected future cash flows at prevailing interest rates has been used. The fair value of foreign currency contracts is calculated by reference to current forward exchange rates for contracts with similar maturity profiles. All borrowings are measured at amortised cost.
Unless otherwise stated, the fair value of each class of financial assets and liabilities measured at amortised cost approximates their carrying amount. To that effect, for instruments carried at amortised cost, the Group determined that the fair value at origination date approximates the carrying amount, either due to the short-term nature of the instruments, or because the stated rates are close to the prevailing market rates and / or there were no significant origination costs at origination date.
Set out below is a comparison by category of carrying amounts and fair values of all the Group’s financial instruments that are carried in the financial statements.

€ million	Carried at fair value		Carried at amortised cost
At 31 December	2025	2024	2025	2024
Financial receivables (Note 22)	—	—	828	726
Cash and cash equivalents – Level 2	1,075	3,521	—	—
Other financial assets – Level 1	2	1	—	—
Other financial assets – Level 3	127	33	15	—

Total assets	1,204	3,555	843	726
Borrowings – Level 1		—	5,090	4,127
Borrowings – Level 2		—	1,215	393

Borrowings**		—	6,305	4,520
Lease liabilities	—	—	635	51
Derivatives: Cross-currency swap – Level 2	9	—	—	—
Fixed asset suppliers***	—	—	443	610
Other long-term liabilities	—	—	35	55
Contingent value rights – Level 3	749	—	—	—
Financial liabilities (Note 31)	—	—	973	663

Total liabilities	758	—	8,391	5,899

**	Fair value of the borrowings in 2025 is EUR 6,058 million (2024: EUR 4,137 million)
***	Fair value of the fixed asset suppliers in 2025 is EUR 434 million (2024: EUR 592 million

Fair value measurements using significant unobservable inputs (level 3)
The following table presents the changes in level 3 financial assets for the period ended 31 December 2025:

€ million	Unlisted equity securities	Unlisted debt securities	Other financial assets	Total
As at 1 January 2025	19	—	13	32
Business combination	57	15	24	96
Recognized in profit or loss*	(4)	—	(8)	(12)
Purchases	19	4	—	23
Settlements	—	—	—	—
Other changes	—	—	3	3

As at 31 December 2025	91	19	32	142

*	includes unrealized losses recognized in profit or loss attributable to balances held at the end of the reporting period
The following table presents the changes in Level 3 financial liabilities for the period ended 31 December 2025:

€ million	Contingent value rights	Total
As at 1 January 2025	—	—
Issues	737	737
FV recognized in profit or loss*	28	28
Other changes**	(16)	(16)

As at 31 December 2025	749	749

*	Includes unrealized losses recognized in profit or loss attributable to balances held at the end of the reporting period
**	Includes taxes paid to the CVR holders and exchange rate differences
There were no transfers between Level 1 and 2 during the current or prior year.

The following table summarises the quantitative information about the significant unobservable inputs used in level 3 fair value measurements (see above for the valuation techniques adopted) and how a reasonable change in the input would affect the fair value.

Description	Fair value at 31 December 2025 (€million)	Valuation technique	Unobservable inputs	Range/ percentages (probability weighted average)	Relationship of unobservable inputs to fair value
Unlisted equity securities**	10	Net asset value	n/a*	n/a*
	4	Discounted cash flow	High-yield corporate bond rate	8%-10% (9.6%)	The higher the discount rate, the lower the fair value
	3	Discounted cash flow	Eurobond Government rate	2%-3% (2.2%)	The higher the discount rate, the lower the fair value
CVRs	755	Discounted cash flow	Discount Rate	8% - 9% (8.5%)	The higher the discount rate, the lower the fair value

*	The Group has determined that the reported net asset value represents fair value at the end of the reporting period.
**	Unlisted equity securities do not include securities for which unobservable inputs were not developed by the Group.
There were no significant interrelationships between unobservable inputs that materially affect fair values.
For investments acquired as part of the Intelsat acquisition, the Group engaged an external, independent, and qualified valuation firm to determine the fair value of financial items required for financial reporting purposes, including level 3 fair values. Management determined the inputs to be used by the external valuation firm.
The main Level 3 inputs used by the Group and the external valuation firm are derived and evaluated as follows:

-	Discount rates for financial assets and financial liabilities are determined using a capital asset pricing model and other techniques.

-	Earnings growth factors for unlisted equity securities are estimated based on market information for similar types of companies.

-	Contingent value rights (see Note 4).